Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,475,000.00
Previously Paid Amount	2,858.67
Total Fee Amount	4,208.59
Total Offset Amount	0.00
Net Fee	$ 1,349.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A